Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based compensation [Abstract]
Fixed stock option plans

The following table summarizes the Company’s fixed stock option plans (that do not have a TSAR attached to them) as at December 31:

	Options outstanding		Nonvested options
	Number of options	Weighted average exercise price	Number of options	Weighted average grant date fair value

Outstanding, January 1, 2011	3,530,698	$53.36	1,096,275		$18.18
New options granted	632,400	65.03	632,400		19.44
Transferred from TSARs	3,534,910	47.44	1,563,675		11.63
Exercised	(752,085)	34.77	NA		NA
Vested	NA	NA	(635,000)		12.19
Forfeited	(30,600)	52.73	(7,300)		22.26

Outstanding at December 31, 2011	6,915,323	$53.42	2,650,050		$16.04

Vested or expected to vest at December 31, 2011 (1)	6,050,046	$51.37	NA	$	NA

Exercisable at December 31, 2011	4,265,273	$50.43	NA	$	NA

(1) As at December 31, 2011, the weighted-average remaining term of vested or expected to vest options was 5.3 years with an aggregate intrinsic value of $109 million.

Stock options outstanding and exercisable

	Options outstanding				Options exercisable
Range of exercise prices	Number of options	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of options	Weighted average exercise price	Aggregate intrinsic value (millions)

$27.62 – $40.47	1,743,998	3.5	$33.66	$62	1,396,948	$33.00	$50
$42.05 – $60.69	2,244,775	5.2	51.19	40	1,431,675	50.68	26
$62.56 – $74.89	2,926,550	4.9	66.82	10	1,436,650	67.15	5

Total(1)	6,915,323	4.6	$53.42	$112	4,265,273	$50.43	$81

(1) As at December 31, 2011, the total number of in-the-money stock options outstanding was 5,730,673 with a weighted-average exercise price of $49.60. The weighted-average years to expiration of exercisable stock options is 4.8 years.

Weighted average fair value assumptions

	2011	2010	2009

Expected option life (years) (1)	6.30	6.25	5.00
Risk-free interest rate(2)	2.79%	2.78%	2.35%
Expected stock price volatility (3)	31%	30%	23%
Expected annual dividends per share (4)	$1.20	$1.08	$0.99
Estimated forfeiture rate(5)	0.7%	0.7%	2.3%
Weighted-average grant date fair value of options granted during the year	$19.44	$15.90	$6.52

(1) Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour was used to estimate the expected life of the option.

(2) Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.

(3) Based on the historical stock price volatility of the Company’s stock over a period commensurate with the expected term of the option.

(4) Determined by the current annual dividend. The Company does not employ different dividend yields throughout the year.

(5) The Company estimated forfeitures based on past experience. The rate is monitored on a periodic basis.

Summarized information related to the Company's tandem share appreciation rights

The following table summarizes information related to the Company’s TSARs as at December 31:

	TSARs outstanding		Nonvested TSARs
	Number of TSARs	Weighted average exercise price	Number of TSARs	Weighted average grant date fair value

Outstanding, January 1, 2011	3,998,910	$47.43	1,766,975		$11.54
Exercised as TSARs	(1,300)	30.50	NA		NA
Exercised as Options	(65,400)	41.01	NA		NA
Vested	NA	NA	(142,500)		10.43
Transferred to Options	(3,534,910)	47.44	(1,563,675)		11.63
Forfeited	(13,900)	61.69	(4,200)		14.02

Outstanding at December 31, 2011	383,400	$47.97	56,600		$11.73

Vested or expected to vest at December 31, 2011 (1)	383,400	$47.97	NA	$	NA

Exercisable at December 31, 2011	326,800	$48.28	NA	$	NA

(1) As at December 31, 2011, the weighted-average remaining term of vested or expected to vest TSARs was 4.2 years with an aggregate intrinsic value of $8 million.

Number of TSARs outstanding and exercisable

	TSARs outstanding				TSARs exercisable
Range of exercise prices	Number of TSARs	Weighted average years to expiration	Weighted average exercise price	Aggregate intrinsic value (millions)	Number of TSARs	Weighted average exercise price	Aggregate intrinsic value (millions)

$30.50 – $40.47	141,650	3.1	$33.24	$5	122,350	$32.76	$5
$42.05 – $60.69	146,800	4.7	49.87	3	109,500	49.40	2
$62.56 – $72.58	94,950	4.9	66.99	–	94,950	66.99	–

Total(1)	383,400	4.2	$47.97	$8	326,800	$48.28	$7

(1) As at December 31, 2011, the total number of in-the-money TSARs outstanding was 337,750 with a weighted-average exercise price of $44.76. The weighted-average years to expiration of exercisable TSARs is 4.0 years.

Total fair value of shares vested for all stock option plans

The following table refers to the total fair value of shares vested for all stock option plans (including TSARs) during the years ended December 31:

(in millions of Canadian dollars)	2011	2010	2009

Regular stock option plan	$8	$6	$6
TSARs	1	6	6

Total	$9	$12	$12

Information related to all options exercised in the stock option plans

The following table provides information related to all options exercised in the stock option plans during the years ended December 31:

(in millions of Canadian dollars)	2011	2010	2009

Total intrinsic value	$17	$10	$8
Cash received by the Company upon exercise of options	29	32	24

Summary of Performance Share Unit Plan

The following table summarizes information related to the Company’s PSUs as at December 31:

	2011	2010

Outstanding, January 1	700,468	422,534
Granted	269,300	328,020
Units, in lieu of dividends	16,487	10,707
Vested	NA	NA
Forfeited	(55,944)	(60,793)

Outstanding at December 31	930,311	700,468

Vested, or expected to vest at December 31	359,532	–

Summary of Deferred Share Unit Plan

The following table summarizes information related to the DSUs as at December 31:

	2011	2010

Outstanding, January 1	388,346	345,843
Granted	67,306	37,802
Transferred from RSUs	–	18,756
Units, in lieu of dividends	7,732	6,226
Redeemed	(67,078)	(20,281)

Outstanding, December 31	396,306	388,346

Summary of total share based liabilities paid

The following table summarizes the total share based liabilities paid for each of the years ended December 31:

(in millions of Canadian dollars)	2011	2010	2009

Plan
TSARs	$–	$–	$3
DSUs	4	2	–

Total	$4	$2	$3